Condensed Statements of Changes in Stockholders' Equity (Unaudited) (Parentheticals)	3 Months Ended
Mar. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Sale of class A shares	$ 20,700,000